Summary of Segment Reporting (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total revenue	$ 8,643	$ 6,567
Loss from operations	(5,932)	(4,129)
Other (loss) income, net	1,795	32
(Loss) income from continuing operations before income taxes and equity method holding (loss) income	(4,137)	(4,097)
Total capital expenditures from continuing operations	22	75
Total depreciation, amortization and impairment from continuing operations	317	266
Segment assets	110,279		$ 62,143
Net premiums earned	775
Net investment income	(3,399)	(3,542)
Income (loss) from continuing operations before income tax	(4,137)	(4,097)
Product [Member]
Segment Reporting Information [Line Items]
Total revenue	8,022	7,204
Service [Member]
Segment Reporting Information [Line Items]
Total revenue	3,245	2,905
FG Group Holdings Inc [Member]
Segment Reporting Information [Line Items]
Total revenue			43,328	$ 40,323
Total gross profit			11,564	10,832
Total segment operating income			571	2,580
Unallocated administrative expenses			(4,020)	(4,385)
Loss from operations			(3,449)	(1,805)
Other (loss) income, net			(3,731)	(4,724)
(Loss) income from continuing operations before income taxes and equity method holding (loss) income			(7,180)	(6,529)
Total capital expenditures from continuing operations			448	915
Total depreciation, amortization and impairment from continuing operations			1,136	1,397
Segment assets			62,143	71,753
Income (loss) from continuing operations before income tax			(10,441)	(6,126)
FG Group Holdings Inc [Member] | Product [Member]
Segment Reporting Information [Line Items]
Total revenue			30,776	30,119
FG Group Holdings Inc [Member] | Service [Member]
Segment Reporting Information [Line Items]
Total revenue			12,552	10,204
Strong Global Entertainment [Member]
Segment Reporting Information [Line Items]
Total revenue	11,070	9,951
Segment assets	20,651
Net premiums earned
Net investment income
Income (loss) from continuing operations before income tax	252	576
Strong Global Entertainment [Member] | Product [Member]
Segment Reporting Information [Line Items]
Total revenue	8,022	7,204
Strong Global Entertainment [Member] | Service [Member]
Segment Reporting Information [Line Items]
Total revenue	3,048	2,747
Strong Global Entertainment [Member] | FG Group Holdings Inc [Member]
Segment Reporting Information [Line Items]
Total revenue			42,616	38,953
Total gross profit			10,577	9,462
Total segment operating income			1,016	3,316
Total capital expenditures from continuing operations			429	253
Total depreciation, amortization and impairment from continuing operations			596	697
Segment assets			22,083	35,392
Strong Global Entertainment [Member] | FG Group Holdings Inc [Member] | Product [Member]
Segment Reporting Information [Line Items]
Total revenue			30,776	30,119
Strong Global Entertainment [Member] | FG Group Holdings Inc [Member] | Service [Member]
Segment Reporting Information [Line Items]
Total revenue			11,840	8,834
Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Total revenue	197	158
Segment assets	12,137
Net premiums earned
Net investment income
Income (loss) from continuing operations before income tax	(1,186)	(1,131)
Other Operating Segment [Member] | Product [Member]
Segment Reporting Information [Line Items]
Total revenue
Other Operating Segment [Member] | Service [Member]
Segment Reporting Information [Line Items]
Total revenue	197	158
Other Operating Segment [Member] | FG Group Holdings Inc [Member]
Segment Reporting Information [Line Items]
Total revenue			712	1,370
Total gross profit			987	1,370
Total segment operating income			(445)	(736)
Total capital expenditures from continuing operations			19	662
Total depreciation, amortization and impairment from continuing operations			540	700
Other Operating Segment [Member] | FG Group Holdings Inc [Member] | Product [Member]
Segment Reporting Information [Line Items]
Total revenue
Other Operating Segment [Member] | FG Group Holdings Inc [Member] | Service [Member]
Segment Reporting Information [Line Items]
Total revenue			712	1,370
Corporate Assets [Member] | FG Group Holdings Inc [Member]
Segment Reporting Information [Line Items]
Segment assets			$ 40,060	$ 36,361
Insurance [Member]
Segment Reporting Information [Line Items]
Total revenue	324
Segment assets	38,628
Net premiums earned	775
Net investment income	(451)
Income (loss) from continuing operations before income tax	(254)
Insurance [Member] | Product [Member]
Segment Reporting Information [Line Items]
Total revenue
Insurance [Member] | Service [Member]
Segment Reporting Information [Line Items]
Total revenue
Asset Management [Member]
Segment Reporting Information [Line Items]
Total revenue	(2,948)	(3,542)
Segment assets	38,863
Net premiums earned
Net investment income	(2,948)	(3,542)
Income (loss) from continuing operations before income tax	(2,949)	(3,542)
Asset Management [Member] | Product [Member]
Segment Reporting Information [Line Items]
Total revenue
Asset Management [Member] | Service [Member]
Segment Reporting Information [Line Items]
Total revenue